COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum purchase commitment

As of June 30, 2025, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2025 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	100,716	877	101,593

Schedule of capital expenditure commitment

As of June 30, 2025, the Group has certain capital commitments on the construction of the Group’s corporate buildings, leasehold improvements, molds and tooling. Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2025 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment	22,554	4,076	26,630